SCHEDULE III – CONDENSED SUPPLEMENTARY INSURANCE INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplementary Insurance Information, by Segment [Line Items]
DAC, VOBA and DSI	$ 12,027	$ 11,681	$ 5,824
Future Contract Benefits	38,302	40,767	40,146
Other Contract Holder Funds	113,972	109,716	104,858
Insurance Premiums	5,841	5,359	5,122
Net Investment Income	5,274	5,839	5,264
Benefits and Interest Credited	11,063	10,939	10,949
Amortization of DAC and VOBA	1,027	1,047	1,286
Other Operating Expenses	4,066	4,051	3,674
Annuities Segment [Member]
Supplementary Insurance Information, by Segment [Line Items]
DAC, VOBA and DSI	4,336	4,328	3,939
Future Contract Benefits	2,004	2,511	4,183
Other Contract Holder Funds	45,522	41,670	35,234
Insurance Premiums	165	116	121
Net Investment Income	1,387	1,314	1,192
Benefits and Interest Credited	1,145	1,012	1,026
Amortization of DAC and VOBA	442	418	376
Other Operating Expenses	1,449	1,565	1,350
Retirement Plan Services Segment [Member]
Supplementary Insurance Information, by Segment [Line Items]
DAC, VOBA and DSI	241	240	126
Future Contract Benefits			11
Other Contract Holder Funds	25,138	23,580	22,912
Net Investment Income	966	982	924
Benefits and Interest Credited	629	616	617
Amortization of DAC and VOBA	19	19	28
Other Operating Expenses	379	387	374
Life Insurance Segment [Member]
Supplementary Insurance Information, by Segment [Line Items]
DAC, VOBA and DSI	7,309	6,973	1,572
Future Contract Benefits	20,561	19,074	19,621
Other Contract Holder Funds	37,523	37,994	39,233
Insurance Premiums	908	783	711
Net Investment Income	2,464	3,054	2,689
Benefits and Interest Credited	5,146	5,119	5,668
Amortization of DAC and VOBA	469	471	768
Other Operating Expenses	672	692	690
Group Protection Segment [Member]
Supplementary Insurance Information, by Segment [Line Items]
DAC, VOBA and DSI	141	140	187
Future Contract Benefits	6,086	6,604	5,986
Other Contract Holder Funds			213
Insurance Premiums	4,768	4,450	4,280
Net Investment Income	333	364	329
Benefits and Interest Credited	4,039	4,075	3,505
Amortization of DAC and VOBA	97	139	114
Other Operating Expenses	1,219	1,153	1,120
Other Operations [Member]
Supplementary Insurance Information, by Segment [Line Items]
Future Contract Benefits	9,651	12,578	10,345
Other Contract Holder Funds	5,789	6,472	7,266
Insurance Premiums		10	10
Net Investment Income	124	125	130
Benefits and Interest Credited	104	117	133
Other Operating Expenses	$ 347	$ 254	$ 140